OTHER NOTES TO THE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NOTES TO THE ACCOUNTS
Schedule of remuneration of executive officers (including Non-Executive Directors)

	2021	2020	2019
	$ million	$ million	$ million
Short-term employee benefits	16	12	18
Share-based payments expense	7	5	5
Pension and post-employment benefit entitlements	1	2	2
Compensation for loss of office	–	–	6
	24	19	31